SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash, Cash Equivalents, Time Deposits and Restricted Time Deposits
	December 31,
	2014	2015
	US$	US$
RMB denominated bank deposits with financial institutions in the PRC	58,639,210	96,579,459
US dollar denominated bank deposits with a financial institutions in the PRC	36,216,381	8,112,557
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	771,786	99,358
HK dollar denominated bank deposits with a financial institution in HK SAR	7	15,181
RMB denominated bank deposits with a financial institution in HK SAR	412	389
RMB denominated bank deposits with financial institutions in the U.S.	-	84,296,524
RMB denominated bank deposits with financial institutions in Singapore	71,178,287	-
US dollar denominated bank deposits with financial institutions in the U.S.	-	8,501